Registration No. 333-139501
File No. 811-21993

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	□

Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☒

Oppenheimer Revenue Weighted ETF Trust
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

□ immediately upon filing pursuant to paragraph (b)

☒ on October 11, 2017 pursuant to paragraph (b)

□ 60 days after filing pursuant to paragraph (a)(1)

□ on pursuant to paragraph (a)(1)

□ 75 days after filing pursuant to paragraph (a)(2)

□ on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to the Registration Statement for Oppenheimer Revenue Weighted ETF Trust (the “Registrant”), on behalf of its series the Oppenheimer Emerging Markets Ultra Dividend Revenue ETF (Series S000058919) and Oppenheimer International Ultra Dividend Revenue ETF (Series S000058921) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 42, which was filed pursuant to Rule 485(a)(2) on June 28, 2017. Post-Effective Amendment No. 42 was initially scheduled to become effective on September 11, 2017. It is proposed that Post-Effective Amendment No. 47 become automatically effective on October 11, 2017.

Accordingly, the contents of Post-Effective Amendment No. 42 consisting of Part A, Part B, and Part C, are herein incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of September, 2017.

Oppenheimer Revenue Weighted ETF Trust
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date
Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	September 11, 2017
Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	September 11, 2017
Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	September 11, 2017
Andrew J. Donohue* Andrew J. Donohue	Trustee	September 11, 2017
Jon S. Fossel* Jon S. Fossel	Trustee	September 11, 2017
Richard F. Grabish* Richard F. Grabish	Trustee	September 11, 2017
Beverly L. Hamilton* Beverly L. Hamilton	Trustee	September 11, 2017
Victoria J. Herget* Victoria J. Herget	Trustee	September 11, 2017
F. William Marshall, Jr.* F. William Marshall, Jr.	Trustee	September 11, 2017
Karen L. Stuckey* Karen L. Stuckey	Trustee	September 11, 2017
James D. Vaughn* James D. Vaughn	Trustee	September 11, 2017
*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact